SCHEDULE OF WARRANTS ACTIVITY (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Stock Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding, Beginning	110,859
Weighted Average Exercise Price, Outstanding, Beginning	$ 6.06
Warrants Exercisable, Beginning	22,524
Weighted Average Exercise Price, Exercisable Beginning	$ 0.40
Warrants, Granted	4,757,665
Weighted Average Exercise Price, Granted	$ 4.89
Warrants, Exercised
Weighted Average Exercise Price, Exercised
Warrants, Forfeited/Cancelled
Weighted Average Exercise Price, Forfeited/Cancelled
Outstanding, Ending	4,868,524	110,859
Weighted Average Exercise Price, Outstanding, Ending	$ 4.92	$ 6.06
Warrants Exercisable, Ending	3,804,189	22,524
Weighted Average Exercise Price, Exercisable, Ending	$ 4.97	$ 0.40
Preferred Stock Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding, Beginning
Weighted Average Exercise Price, Outstanding, Beginning
Warrants Exercisable, Beginning
Weighted Average Exercise Price, Exercisable Beginning
Warrants, Granted	12,000
Weighted Average Exercise Price, Granted	$ 24.97
Warrants, Exercised
Weighted Average Exercise Price, Exercised
Warrants, Forfeited/Cancelled
Weighted Average Exercise Price, Forfeited/Cancelled
Outstanding, Ending	12,000
Weighted Average Exercise Price, Outstanding, Ending	$ 24.97
Warrants Exercisable, Ending
Weighted Average Exercise Price, Exercisable, Ending
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding, Beginning	110,859	22,524
Weighted Average Exercise Price, Outstanding, Beginning	$ 6.06	$ 0.40
Warrants Exercisable, Beginning	22,524	22,524
Weighted Average Exercise Price, Exercisable Beginning	$ 0.40	$ 0.40
Warrants, Granted		88,335	22,524
Weighted Average Exercise Price, Granted		$ 7.50	$ 0.40
Warrants, Exercised
Weighted Average Exercise Price, Exercised
Warrants, Forfeited/Cancelled
Weighted Average Exercise Price, Forfeited/Cancelled
Outstanding, Ending		110,859	22,524
Weighted Average Exercise Price, Outstanding, Ending		$ 6.06	$ 0.40
Warrants Exercisable, Ending		22,524	22,524
Weighted Average Exercise Price, Exercisable, Ending		$ 0.40	$ 0.40